Statement of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Licensing revenue – related party	$ 0	$ 100,000
Operating expenses:
Research and development	5,187,000	3,707,000
General and administrative	4,072,000	1,181,000
Total operating expenses	9,259,000	4,888,000
Loss from operations	(9,259,000)	(4,788,000)
Other income	61,000	0
Revaluation of derivative liability	(89,000)	0
Interest expense, net	(16,000)	(34,000)
Net loss	(9,303,000)	(4,822,000)
Other comprehensive loss:
Unrealized loss on marketable securities, available-for-sale	(2,000)	0
Total comprehensive loss	$ (9,305,000)	$ (4,822,000)
Net loss per share of common stock, basic (in usd per share)	$ (1.42)	$ (1.07)
Net loss per share of common stock, diluted (in usd per share)	$ (1.42)	$ (1.07)
Weighted-average common shares outstanding, basic (in shares)	6,541,097	4,506,216
Weighted-average common shares outstanding, diluted (in shares)	6,541,097	4,506,216